Effects of Regulation (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Assets

	AEPTCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2017	2016
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Income Taxes, Net	$—	$106.1
Under-Recovered SPP Revenues	—	1.6
Regulatory Assets Currently Not Earning a Return
Under-Recovered OATT Costs	11.7	4.6	1 year
Total Regulatory Assets Approved for Recovery	11.7	112.3

Total Noncurrent Regulatory Assets	$11.7	$112.3

Regulatory Liabilities

	AEPTCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2017	2016
	(in millions)
Noncurrent Regulatory Liabilities
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	$427.0	$—
Total Regulatory Liabilities Pending Final Regulatory Determination	427.0	—

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	66.7	44.0	(b)
Total Regulatory Liabilities Approved for Payment	66.7	44.0

Total Noncurrent Regulatory Liabilities	$493.7	$44.0

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.